Business combination (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about business combination [abstract]
Summary of detailed information about business combination

Purchase consideration
Cash paid	8.3
Deferred consideration	16.1
Contigent consideration	0.4

Total purchase consideration	24.8

Indemnification asset	(1.3)
Fair value of previously held interest on the acquired entity	3.9

Total consideration	27.4

Identifiable assets acquired and liabilities assumed
Cash and cash equivalents	4.2
Trade accounts receivable	3.0
Receivables from controlling shareholders	13.6
Other assets	1.7
Property, plant and equipment, net	1.1
Intangible assets, net	18.6
Right of use	1.5
Trade accounts payable and other payables	(4.9)
Loans and financing	(7.0)
Lease liability	(1.6)
Provisions for labor, tax or civil contingencies	(1.3)

Total of net identifiable assets acquired	28.9

Non-controlling interest	(11.7)
Goodwill	10.2

27.4